RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

Tiziana is a related party as it is under common control. The Company and Tiziana share some directors, an officer and significant shareholders. The Company has also been formed due to an acquisition of a subsidiary company from Tiziana. As of September 30, 2022, Tiziana owns approximately 11.8% of the Company.

As of September 30, 2022 and December 31, 2021, $0 and $1,558,252 respectively, was due from Tiziana in relation to the demerger and supplemental demerger of Limited and StemPrintER, which consists of the related party receivable and related party subscription receivable on the condensed consolidated balance sheet.

Effective with the demerger agreement, the Company entered into a shared services agreement, where the Company outsources certain limited management and administrative services. The Company notes that the fees consist of payroll costs associated with time spent providing services for the Company and are based on actual time spent and the allocated payroll costs. In addition, the Company is charged at cost, for utilization of certain office space. There was no mark-up associated with fees charged for these services. For the three months ended September 30, 2022 and 2021, the Company has incurred approximately $4,708 and $2,986, respectively. Total cost for the nine months ended September 30, 2022 and 2021 were $31,154 and $9,166, respectively.

As of September 30, 2022 and December 31, 2021, $59,306 and $190,838 respectively, was also due to Tiziana, as Tiziana had paid for expenses on behalf of the Company.

In January 2022, the Company and Gabriele Cerrone, who is the Chairman of the Board of Directors and the largest shareholder, entered into an agreement in which he will provide consulting services to the Company for a monthly fee of $5,500. As of September 30, 2022, $49,500 was due to Gabriele Cerrone.

7. RELATED PARTY TRANSACTIONS

Tiziana is a related party as it is under common control. The Company and Tiziana share directors, officers and significant shareholders. The Company has also been formed due to an acquisition of a subsidiary company from Tiziana, see Notes 1 and 3 for further details.

As of December 31, 2021 and 2020, $1,558,252 and $1,571,824 (which consists of the related party receivable and related party subscription receivable on the consolidated balance sheet), respectively, was due from Tiziana in relation to the demerger and supplemental demerger of Limited and StemPrintER as further discussed in Notes 1 and 3. This related party receivable was collected in January 2022, net of related party payables to Tiziana as discussed below.

Effective with the demerger agreement, the Company entered into a shared services agreement, where the Company outsources certain limited management and administrative services. The Company notes that the fees consist of payroll costs associated with time spent providing services for the Company and are based on actual time spent and the allocated payroll costs. In addition, the Company is charged, at cost, for utilization of certain office space. There was no mark-up associated with fees charged for these services. For the year ended December 31, 2021 and for the period of inception June 5, 2020 through December 31, 2020, the Company has incurred approximately $12,434 and $0, respectively.

At December 31, 2021 and December 31, 2020, $190,838 and $13,323 was also due to Tiziana, as Tiziana had paid for expenses on behalf of the Company.